DEBT - Schedule of debt maturities (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2021 (remaining six months)	$ 42,528
2022	86,562
2023	304,677
2024	272,809
2025	244,139
Thereafter	0
Total debt	950,715
Deferred charges	(7,346)
Total debt	$ 943,369